Share Capital (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
D Boral A R C Merger Corporation [Member]
Common stock, shares authorized		100
Common stock, par value		$ 0.0001
Common stock, shares issued		100
Aggregate purchase price		$ 100
D Boral A R C Merger Corp [Member]
Common stock, shares authorized	100	100
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	100	100
Aggregate purchase price	$ 100